Income Taxes - Narrative (Details) - USD ($)	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Income Tax Disclosure [Abstract]
Change in valuation allowance	$ 8,700,000	$ 21,500,000
Total deferred tax assets	105,763,000	89,259,000
Tax Credit Carryforward [Line Items]
Unrecognized tax benefits that would impact effective tax rate	0
Unrecognized tax benefits	10,144,000	6,972,000	$ 4,647,000
Unrecognized tax benefits, interest and penalties accrued during year	0	0
Unrecognised tax benefits penalties and interest accrued	0	$ 0
Federal
Operating Loss Carryforwards [Line Items]
Operating loss carryforwards	331,900,000
Operating loss carryforwards, carried forward indefinitely	152,800,000
Tax Credit Carryforward [Line Items]
Tax credit carryforward	12,300,000
State
Operating Loss Carryforwards [Line Items]
Operating loss carryforwards	185,000,000.0
Tax Credit Carryforward [Line Items]
Tax credit carryforward	$ 10,100,000